UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

_________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

    X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:        0001013454

                  5 Bryant Park 2018-5BP Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:       0001740866

                            Helaine M. Kaplan, (212) 250-5270

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated May 29, 2018, of KPMG LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: May 29, 2018

    /s/ Natalie Grainger
By:   Natalie Grainger, Director
(senior officer in charge of securitization of the depositor)

       /s/ Matthew Smith
By:  Matthew Smith, Director
(senior officer in charge of securitization of the depositor)

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Accountants’ Report on Applying Agreed-Upon Procedures, dated May 29, 2018, of KPMG LLP.